GENERAL	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL	GENERAL
a.General:
NICE Ltd. (together with its subsidiaries, “NiCE”, or the “Company”) is a global enterprise software leader, delivering mission-critical AI-powered cloud platforms that serve two main markets: Customer Engagement and Financial Crime and Compliance. The Company's platforms are designed to automate complex, high-volume, and highly regulated workflows where reliability, security, and measurable outcomes are essential. In Customer Engagement, our CXone platform enables enterprises to automate customer service by orchestrating workflows, AI, and human agents, and enterprise knowledge within a single, unified AI platform. In Financial Crime and Compliance, we provide embedded AI solutions that help financial institutions prevent money laundering and fraud, and ensure real-time regulatory compliance across financial markets.

The Company's strategy is based on serving specialized and rapidly expanding, markets that demand feature-rich solutions, delivered through secure, enterprise-grade cloud platforms. AI is foundational to this strategy, driving differentiation, accelerating cloud adoption, and enabling customers to automate increasingly complex workflows at scale. We leverage our proprietary AI models and unique customer engagement data to increase competitive win rates in cloud migrations, expand adoption across digital and automated channels, and introduce new domain-specific use cases that deepen customer relationships and increase long-term platform value.
In the Customer Engagement market, the Company's CXone AI platform enables organizations to automate service at scale, augment their workforce with AI-powered solutions, and unify enterprise knowledge, data and AI models to drive faster resolutions and superior customer experiences. Purpose-built AI ensures every interaction and workflow is intelligently orchestrated across all customer touchpoints, seamlessly blending autonomous Agentic AI and human assisted interactions to deliver best-in-class service that is proactive, knowledge-based, resolution-oriented, and efficient. The Company's Public Safety and Justice business is included in the Company's Customer Engagement segment. In this business, the Company is transforming the criminal justice system by using AI to uncover the truth in digital evidence, facilitating swift justice. The Company's AI-powered workflows help relieve police, prosecutors, public defenders, courts and correctional institutions from the tedious task of managing digital evidence.

In the Financial Crime and Compliance market, the Company protect financial services organizations, with embedded-AI solutions that identify risks to help prevent money laundering and fraud in real-time, as well as help ensure financial markets compliance. With the Company's holistic, data and entity-centric approach, the Company leverage machine learning predictive analytics, behavioral analytics, network analytics, NLP (natural language processing), generative AI and Agentic AI to detect suspicious activity and automate routine tasks, collaborate with analysts and adapt in real time to proactively keep ahead of emerging threats.

The Company is at the forefront of several industry technological disruptions that have greatly accelerated in the last several years: AI-driven automation and Agentic AI solutions are transforming customer service, as organizations seek to optimize both efficiency and customer experience; domain-specific AI is enhancing decision-making and workforce performance; and cloud scalability is enabling enterprises to modernize operations at an unprecedented pace. The Company's AI-powered platforms unify data, workflows AI agents, and automation to drive enterprise-wide transformation. Built on deep domain expertise, the Company's solutions empower customer service, financial crime prevention, and criminal justice organizations to lead with intelligence, efficiency, and confidence.

b.Acquisitions:
1.Acquisitions in 2025:
a.On September 8, 2025, the Company completed an acquisition of Cognigy GmbH, ("Cognigy"), a global market leader in conversational and agentic AI. The Company acquired Cognigy for a total cash consideration of $887,358. This strategic acquisition unites the Company’s market-leading
CXone platform with Cognigy’s leading conversational and agentic AI capabilities, enabling AI-first customer service delivery, orchestrating AI agents seamlessly across the front and back office in a unified CX AI platform powered by purpose-built CX AI models.
In connection with the acquisition of Cognigy, the Company agreed to pay up to $50,000 time-bound holdback ("holdback") to Cognigy's founders, which is comprised of $25,000 in cash and 159,552 American Depositary Shares ("ADSs") of the Company, subject to their continued employment over a two‑year period following the acquisition. Because the holdback is contingent upon future service, it is accounted for as post‑combination compensation.
Upon consummation of the acquisition, Cognigy became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired, and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date. The Company used the Multi-period Excess Earning method of the income approach to measure the fair value of its Intangible Assets.

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair Value	Estimated useful life (in years)
Net tangible assets and liabilities assumed	$(5,557)

Trademarks	15,297	7
Technology	390,049	7
Customer relationships	51,253	3
Goodwill	578,775
Deferred tax	(142,459)
Total	887,358

Goodwill generated from this business combination is attributed to synergies between the Company's and Cognigy's respective products and services. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.

The preliminary fair value of assets acquired and liabilities assumed from the acquisition, completed during 2025, were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).

b.On January 16, 2025, the Company acquired an additional 29.9% in the 2020 Subsidiary for a total consideration of $36,466. Upon consummation of the acquisition, the 2020 Subsidiary became a wholly-owned subsidiary of the Company.
2.Acquisitions in 2024:
During 2024, the Company completed the acquisition of two companies, which were accounted for as business combinations for a total consideration of $68,910. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in the aggregate, were not material to the Company’s consolidated financial statements. The Company preliminarily recorded $41,802 of identifiable intangible assets based on their estimated fair values, and $27,091 of residual goodwill, from these acquisitions.
The estimated fair value of assets acquired and liabilities assumed from acquisitions completed during 2024 were based upon preliminary calculations and valuations. These estimates were finalized during 2025 as part of the measurement period. No adjustments were made during 2025.
3.Acquisitions in 2023:
a.In December 2023, the Company completed an acquisition of LiveVox Inc. (“LiveVox”), a leading AI-driven proactive outreach provider. The Company acquired LiveVox for a total consideration of $424,117.
Upon consummation of the acquisition, LiveVox became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. This method requires, among other things, that assets acquired, and liabilities assumed in the business combination be recognized at their fair values as of the acquisition date.

The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair Value	Estimated useful life (in years)
Net tangible assets and liabilities assumed	$63,575

Trademarks	4,930	5
Technology	137,462	5
Customer relationships	31,957	5
Goodwill	186,193
Total	$424,117

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and LiveVox's respective products and services. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.

The preliminary fair value of assets acquired, and liabilities assumed from the acquisition, completed during 2023, were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).
These estimates were finalized during 2024 as part of the measurement period. During 2024, the Company recorded measurement period adjustments to the preliminary allocation of the purchase price to the fair value of the assets acquired and liabilities assumed. See also Note 8 regarding changes made during 2024.

During 2023, the Company acquired certain additional companies, which were accounted for as business combinations for a total consideration of $22,815. The financial results of those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates. The results from these acquisitions individually and in aggregate, were not material to the Company’s consolidated financial statements. The Company preliminarily recorded $13,247 of identifiable intangible assets based on their estimated fair values, and $10,682 of residual goodwill, from these acquisitions.

The estimated fair value of assets acquired and liabilities assumed from acquisitions completed during 2023 were based upon preliminary calculations and valuations. These estimates were finalized during 2024 as part of the measurement period. No adjustments were made during 2024.

4.Acquisitions related costs:
During 2025, 2024 and 2023, acquisition related costs amounted to $9,066, $3,167 and $13,987, respectively, and were included in general and administrative expenses.